Schedule I-Condensed Financial Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Condensed Financial Information
General and administrative expenses	$ (200,913)	¥ (1,301,472)	¥ (967,463)	¥ (306,749)
Loss from operations	319,638	2,070,549	833,687	330,598
Interest expenses	(13,239)	(85,762)	(75,249)
Share of loss of affiliates	(12,977)	(84,063)	(62,716)	0
Impairment loss of investments	(15,398)	(99,749)	(6,166)
Net income attributable to Vipshop Holdings Limited's shareholders	245,403	1,589,665	841,286	321,220
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	(8,591)	(55,653)	(1,709)	(13,767)
Fair value changes of available-for-sales securities	(1,201)	(7,783)
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	$ 236,100	1,529,395	840,859	307,453
Parent company
Condensed Financial Information
General and administrative expenses		(336,783)	(225,494)	(76,505)
Loss from operations		(336,783)	(225,494)	(76,505)
Interest expenses		(84,467)	(62,238)
Share of loss of affiliates		(80,422)	(62,038)
Impairment loss of investments		(68,648)	(6,166)
Equity in incomes of subsidiaries and variable interest entities		2,159,985	1,197,222	397,725
Net income attributable to Vipshop Holdings Limited's shareholders		1,589,665	841,286	321,220
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments		(52,487)	(427)	(13,767)
Fair value changes of available-for-sales securities		(9,605)
Share of comprehensive income of subsidiary		1,822
Comprehensive income attributable to Vipshop Holdings Limited's shareholders		¥ 1,529,395	¥ 840,859	¥ 307,453